PREPAIDS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Prepaids	Prepaids consisted of the following for the three months ended March 31:
	2020	2019
Prepaid inventory	$-	$8,531
Total Prepaid	$-	$8,531
Prepaids consisted of the following at December 31:
	2019	2018
Prepaid inventory	$-	$14,806
Prepaid rent	-	21,328
Total Inventory	$-	$36,134